INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2023	Apr. 20, 2023	Apr. 30, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance Initial Public Offering	$ 4,940,000	$ 4,940,000			$ 6,000,000	$ 6,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction		100,000	100,000
Sale of stock, price per share		$ 60.00	$ 60.00
Sale of stock, consideration received on transaction		$ 6,000,000
Public offering price								110.00%
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights		5,000						5,000
Exercise price		$ 66.00						$ 66.00
Public offering price		110.00%